Condensed Interim Consolidated Statements of Earnings - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Sales	$ 264,972	$ 302,922	$ 479,437	$ 610,166
Cost of sales
Cost of sales, excluding depletion	58,642	74,943	110,606	144,936
Depletion	54,474	65,682	99,473	123,084
Total cost of sales	113,116	140,625	210,079	268,020
Gross margin	151,856	162,297	269,358	342,146
General and administrative expenses	10,216	9,685	20,315	19,089
Share based compensation	4,484	1,608	11,881	11,509
Donations and community investments	1,940	1,160	3,318	1,973
Earnings from operations	135,216	149,844	233,844	309,575
Gain on disposal of mineral stream interest	(5,027)	0	(5,027)	0
Other (income) expense	(8,692)	(820)	(16,254)	(650)
Earnings before finance costs and income taxes	148,935	150,664	255,125	310,225
Finance costs	1,352	1,389	2,731	2,811
Earnings before income taxes	147,583	149,275	252,394	307,414
Income tax (expense) recovery	(6,135)	(201)	445	(872)
Net earnings	$ 141,448	$ 149,074	$ 252,839	$ 306,542
Basic earnings per share	$ 0.312	$ 0.33	$ 0.559	$ 0.679
Diluted earnings per share	$ 0.312	$ 0.33	$ 0.558	$ 0.678
Weighted average number of shares outstanding
Basic	452,892,000	451,524,000	452,633,000	451,221,000
Diluted	453,575,000	452,359,000	453,368,000	452,123,000